NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Debt Disclosure [Abstract]
Notes Payable Related Party

As of December 31, 2022
David Koos	$710
Total:	$710

As of September 30, 2022
David Koos	$710
Total:	$710